Cover	Feb. 22, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment on Form 8-K/A (the “Amendment”) is being filed by Boot Barn Holdings, Inc. (the “Company”) to amend the Company’s Current Reports on Form 8-K, filed with the Securities and Exchange Commission on February 26, 2021 and April 16, 2021, respectively (together, the “Original Reports”). The Original Reports are being amended to include updated disclosure regarding committee appointments approved by the Company’s Board of Directors (the “Board”) following the appointment of Mr. Gene Eddie Burt and Mr. Chris Bruzzo to the Board on February 22, 2021 and April 13, 2021, respectively.
Document Period End Date	Feb. 22, 2021
Entity File Number	001-36711
Entity Registrant Name	Boot Barn Holdings, Inc.
Entity Central Index Key	0001610250
Entity Tax Identification Number	90-0776290
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	15345 Barranca Parkway
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92618
City Area Code	949
Local Phone Number	453-4400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	BOOT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false